Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	107 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000173812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional
C000173813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail
Without Sales Load [Member] | C000173812
Average Annual Return [Line Items]
Average Annual Return, Percent		41.58%	30.01%	9.72%
Without Sales Load [Member] | C000173813
Average Annual Return [Line Items]
Average Annual Return, Percent		41.18%	29.59%	9.36%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent		18.21%	11.97%	12.14%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		16.99%	12.90%	12.71%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent		18.21%	11.97%	12.14%
MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		16.99%	12.90%	12.71%